ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Feb. 29, 2024
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule Of Major Subsidiaries And Consolidated Variable Interest Entities And Schools

Place of
	Later of date of	incorporation (or	Percentage
	incorporation or	establishment)	of legal	Principal	Nature of
Name	acquisition	/operation	ownership	activities	company
TAL Holding Limited (“TAL Hong Kong”)	March 11, 2008	Hong Kong	100%	Intermediate holding company	Subsidiary
Beijing Century TAL Education Technology Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales, and consulting service	Subsidiary
Beijing Xintang Sichuang Education Technology Co., Ltd. (“Beijing Xintang Sichuang”)	August 27, 2012	Beijing	100%	Software and network development, sales, and consulting service	Subsidiary
Pengxin TAL Industrial Investment (Shanghai) Co., Ltd. (“Pengxin TAL”)	June 26, 2014	Shanghai	100%	Investment management and consulting services	Subsidiary
Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	N/A*	Sales of educational materials and products	VIE
Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	N/A*	Technology development and educational consulting service	VIE
Xinxin Xiangrong Education Technology (Beijing) Co., Ltd. (“Xinxin Xiangrong”)	June 23, 2015	Beijing	N/A*	Technology development and educational consulting service	VIE
TAL Training School (Shanghai) Co., Ltd. (“TAL Shanghai”)	February 20, 2019	Shanghai	N/A*	Learning services	VIE’s subsidiaries and schools
TAL Education Technology (Jiangsu) Co., Ltd.(“TAL Jiangsu”)	July 4, 2018	Jiangsu	N/A*	Technology development and consulting service	VIE’s subsidiaries and schools
Shidai TAL Education Technology (Beijing) Co., Ltd.(“Shidai TAL”)	July 26, 2018	Beijing	N/A*	Technology development and consulting service	VIE’s subsidiaries and schools
Beijing Xueersi Technology Co., Ltd. ( “Xueersi Technology”)	April 28, 2020	Beijing	N/A*	Learning services	VIE’s subsidiaries and schools
Beijing TAL Books Co., Ltd. (“TAL Books”)	March 28, 2022	Beijing	N/A*	Sales of educational materials and products	VIE’s subsidiaries and schools
Shenzhen Xingtong Technology Co., Ltd. (“Shenzhen Xingtong”)	March 10, 2022	Shenzhen	100%	Learning device development, sales	Subsidiary
*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Variable Interest Entities

	As of February 28,	As of February 29,
	2023	2024
Cash and cash equivalents	$331,081	$524,271
Other current assets	234,186	312,149

Total current assets	565,267	836,420

Property and equipment, net	238,898	347,032
Other non-current assets	619,221	611,982

Total assets	1,423,386	1,795,434

Deferred revenue-current	213,239	350,887
Other current liabilities	449,854	540,620

Total current liabilities	663,093	891,507

Total non-current liabilities	112,807	188,149

Total liabilities	$775,900	$1,079,656

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2022	2023	2024
Net revenues	$4,193,212	$865,846	$1,230,855
Net income	$186,848	$206,431	$257,674

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2022	2023	2024
Net cash provided by operating activities	$117,350	$170,478	$480,165
Net cash used in investing activities	$(194,349)	$(76,209)	$(137,073)
Net cash used in financing activities	—	—	—